Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 28, 2018
Entity Registrant Name	FundVantage Trust
Entity Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	Dec. 28, 2018
Document Effective Date	Dec. 28, 2018
Prospectus Date	Dec. 28, 2018
Gotham ESG Large Value Fund | Institutional Class
Risk/Return:
Trading Symbol	GESGX